Loans from the Argentine Central Bank and Other Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Loans from the Argentina Central Bank and Other Financial Institutions

The account breaks down as follows as of the indicated dates:

	12.31.18	12.31.17	01.01.17
Loans from the Argentine Central Bank	28,675	22,623	23,450
Correspondents	1,583,638	614,362	2,104,863
Loans from Local Financial Institutions	5,719,582	3,552,963	6,511,273
Loans from Foreign Financial Institutions	7,474,069	6,056,735	3,840,658
Loans from International Entities	4,640,064	1,371,619	236,901

Total	19,446,028	11,618,302	12,717,145

Schedule of Credit Lines with Local and International Financial Institutions and Entities

The following table details the credit lines with local and international financial institutions and entities as of the indicated dates:

Financial Institutions and/or Entities	Date of Placement	Currency	Term(*)	Rate(*)	Maturity Date	Amount as of 12.31.18(**)
Local						5,748,257
BICE	Miscellaneous	$	1,838 days	50.88	Miscellaneous	2,844,547
BICE	Miscellaneous	US$	1,792 days	4.36	Miscellaneous	115,799
Call Taken	12.28.18	$	5 days	55.94	01.02.19	804,056
Argentine Central Bank	12.28.18	$	5 days	—	01.02.19	27,681
Argentine Central Bank	12.18.18	US$	5 days	—	01.02.19	994
Other Lines(1)	Miscellaneous	$	364 days	45.89	Miscellaneous	1,955,180
International						13,697,771
Correspondents	12.31.18	US$	2 days	—	01.02.19	1,583,638
IFC	Miscellaneous	US$	945 days	5.78	Miscellaneous	4,591,008
Prefinancing	Miscellaneous	US$	235 days	3.96	Miscellaneous	5,643,958
IDB	Miscellaneous	US$	351 days	4.44	Miscellaneous	1,879,167

Total						19,446,028

(*)	Weighted average.
(**)	It includes principal and interest.
(1)	Relates to regional credit-card companies’ credit lines.

Financial Institutions and/or Entities	Date of Placement	Currency	Term(*)	Rate(*)	Maturity Date	Amount as of 12.31.17(**)
Local						3,575,586
BICE	Miscellaneous	$	1,875 days	23.84	Miscellaneous	3,253,133
BICE	Miscellaneous	US$	1,086 days	3.38	Miscellaneous	3,855
Call Taken	12.28.17	$	5 days	24.5	01.02.18	93,699
Argentine Central Bank	12.28.17	$	5 days	—	01.02.18	21,565
Argentine Central Bank	12.28.17	US$	5 days	—	01.02.18	1,058
Other Lines(1)	Miscellaneous	$	365 days	27.95	Miscellaneous	202,276
International						8,042,716
Correspondents	12.29.17	US$	4 days	—	01.02.18	614,362
IFC	Miscellaneous	US$	1,085 days	5.59	Miscellaneous	1,247,368
Prefinancing	Miscellaneous	US$	208 days	2.89	Miscellaneous	5,701,293
Proparco	Miscellaneous	US$	351 days	4.96	Miscellaneous	28,751
IDB	Miscellaneous	US$	240 days	3.21	Miscellaneous	450,942

Total						11,618,302

(*)	Weighted average.
(**)	It includes principal and interest.
(1)	Relates to regional credit-card companies’ credit lines.

Financial Institutions and/or Entities	Date of Placement	Currency	Term(*)	Rate(*)	Maturity Date	Amount as of 01.01.17(**)
Local						6,578,602
BICE	Miscellaneous	$	1,648 days	23.67	Miscellaneous	2,174,110
BICE	Miscellaneous	US$	1,170 days	4.5	Miscellaneous	7,400
Call Taken	12.30.16	$	3 days	25.38	01.02.17	304,021
Argentine Central Bank	12.30.16	$	3 days	—	01.02.17	21,180
Argentine Central Bank	12.30.16	US$	3 days	—	01.02.17	2,270
Other Lines(1)	Miscellaneous	$	490 days	28.44	Miscellaneous	4,025,742
Correspondents	12.30.16	$	3 days	—	01.02.17	43,879
International						6,138,543
Correspondents	12.30.16	US$	3 days	—	01.02.17	2,060,984
IFC	Miscellaneous	US$	1,209 days	5.8	Miscellaneous	146,024
Prefinancing	Miscellaneous	US$	267 days	2.57	Miscellaneous	3,840,658
Proparco	Miscellaneous	US$	210 days	4.96	Miscellaneous	90,877

Total						12,717,145

(*)	Weighted average.
(**)	It includes principal and interest.
(1)	Primarily relates to regional credit-card companies’ credit lines.